SUBSEQUENT EVENTS (Narrative) (Details)		3 Months Ended				12 Months Ended
	Jan. 08, 2018 CAD	Dec. 31, 2016 CAD shares	Sep. 30, 2016 CAD shares	Jun. 30, 2016 CAD shares	Mar. 31, 2016 CAD shares	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares
Statement [Line Items]
Exercise of options (shares) | shares		1,766,666	875,000	110,000	190,000	1,424,445	2,941,666
Weighted average exercise price of share options exercised in share-based payment arrangement						CAD 0.79	CAD 0.41
Proceeds from exercise of options		CAD 733,560	CAD 355,500	CAD 45,500	CAD 82,500	CAD 1,128,032
Number of share options granted in share-based payment arrangement						6,200,000	10,200,000
Weighted average exercise price of share options granted in share-based payment arrangement						CAD 3.27	CAD 2.45
Subsequent Events [Member]
Statement [Line Items]
Exercise of options (shares) | shares						3,983,334
Proceeds from exercise of options						CAD 1,975,334
Number of share options granted in share-based payment arrangement	440,000
Weighted average exercise price of share options granted in share-based payment arrangement	CAD 0.57
Subsequent Events [Member] | Bottom of range [Member]
Statement [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement						0.40
Subsequent Events [Member] | Top of range [Member]
Statement [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement						CAD 1.51